Condensed Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 1,860	$ 7,720	$ 525,720
Accounts receivable		4,550	2,224
Prepaid expenses and other assets			2,828
Total Current Assets	1,860	12,270	530,772
Property & equipment, net	208,588	5,178	7,987
Software license		255,000	25,000
Available for sale securities	32,500	32,500
Equity investment in MHB, Inc., net of impairment of $2,445,990	450,000	1,049,475
Deposit	1,500		12,502
Total Assets	694,448	1,354,423	576,261
Current Liabilities:
Accounts payable	339,870	123,676	21,133
Accrued expenses	136,565	51,274	54,070
Due to a related party			1,320
Notes payable	179,717	200,000
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	456,094	152,966
Total Current Liabilities	1,112,246	527,916	76,523
Total Liabilities	1,112,246	527,916	76,523
Stockholders' Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, 1,515,000 and no shares issued and outstanding, respectively	1,515
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 3,420,551 and 1,058,802 shares issued and outstanding, respectively	3,421	1,059	552
Additional paid-in capital	8,710,096	6,442,134	2,258,016
Accumulated deficit	(9,132,830)	(5,616,686)	(1,758,830)
Total Stockholders' Equity (Deficit)	(417,798)	826,507	499,738
Total Liabilities and Stockholders' Equity	$ 694,448	$ 1,354,423	$ 576,261